UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003
Check here if Amendment [  ] Amendment Number:
This Amendment (Check only one.):
[  ]  is a restatement.
[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Sand Hill Advisors, Inc.
Address:	245 Lytton Avenue
	Suite 250
	Palo Alto, CA  94301
13F File Number:	28-5390

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Rodney D. Yee
Title:	CFO and Compliance Officer
Phone:	650-854-9150
Signature,	Place,	Date of Signing,
Rodney D. Yee	Palo Alto, CA	May 13, 2003

Report Type (Check only one.):
[X]  13F HOLDINGS REPORT
[  ]  13F NOTICE
[  ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:          NONE

FORM 13F SUMMARY PAGE
Report Summary
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 70
Form 13F Information Table Value Total: $168,454
List of Other Included Managers:        NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Agile Software Corp            COM              00846X105       79    12336 SH       SOLE                    12336
American Express               COM              025816109     3927   118180 SH       SOLE                    77671             40509
American Intl Grp              COM              026874107      411     8302 SH       SOLE                     8302
Amgen                          COM              031162100     4668    81110 SH       SOLE                    51000             30110
Autodesk                       COM              052769106     4729   309908 SH       SOLE                   203916            105992
BB&T                           COM              054937107      225     7146 SH       SOLE                                       7146
BankAmerica Corp               COM              060505104      593     8866 SH       SOLE                     3437              5429
Bard (C.R.)                    COM              067383109     5155    81750 SH       SOLE                    52400             29350
Baxter Intl                    COM              071813109      383    20529 SH       SOLE                    20529
Boston Private Finl Holdings   COM              101119105     1813   121158 SH       SOLE                   120058              1100
ChevronTexaco Corp             COM              166764100     3213    49705 SH       SOLE                    30428             19277
Cirrus Logic Inc               COM              172755100       33    16521 SH       SOLE                                      16521
Cisco Systems                  COM              17275R102     4875   375614 SH       SOLE                   231423            144191
Clorox                         COM              189054109      270     5839 SH       SOLE                     2000              3839
Coca Cola                      COM              191216100      202     5000 SH       SOLE                     1800              3200
Conjuchem Inc.                 COM              207349101       11    48280 SH       SOLE                    48280
Cygnus Corp                    COM              232560102       35   101767 SH       SOLE                                     101767
Exxon Mobil Corporation        COM              30231G102     1797    51430 SH       SOLE                    21989             29441
Finisar Corporation            COM              31787A101     7565  9698753 SH       SOLE                  9698753
Flextronics                    COM              Y2573F102      133    15198 SH       SOLE                    15198
General Electric               COM              369604103      761    29828 SH       SOLE                    20172              9656
H & R Block                    COM              093671105     5265   123334 SH       SOLE                    78867             44467
Hewlett-Packard Co.            COM              428236103      349    22474 SH       SOLE                    13884              8590
IBM                            COM              459200101      626     7982 SH       SOLE                     1300              6682
Intel                          COM              458140100     3988   244985 SH       SOLE                   141288            103697
Johnson & Johnson              COM              478160104     4637    80123 SH       SOLE                    49999             30124
Johnson Controls               COM              478366107     4631    63932 SH       SOLE                    37973             25959
L-3 Communications Hldgs Inc.  COM              502424104     3143    78250 SH       SOLE                    48900             29350
Landec Corp.                   COM              514766104       40    14478 SH       SOLE                                      14478
MBIA Inc                       COM              55262C100     4699   121608 SH       SOLE                    78742             42866
Material Sciences              COM              576674105      267    26550 SH       SOLE                                      26550
Mattel                         COM              577081102     4793   213043 SH       SOLE                   131093             81950
McGraw Hill                    COM              580645109     3804    68424 SH       SOLE                    43961             24463
Medicis Phamaceutical 'A'      COM              584690309     5297    95283 SH       SOLE                    61966             33317
Medtronic                      COM              585055106      335     7432 SH       SOLE                     5232              2200
Merck                          COM              589331107      582    10620 SH       SOLE                     1820              8800
Microsoft                      COM              594918104     4145   171212 SH       SOLE                   114554             56658
Morgan Stanley, Dean Witter, D COM              617446448     3960   103272 SH       SOLE                    63563             39709
Network Appliance              COM              64120L104      254    22667 SH       SOLE                    22667
Omnicom Group                  COM              681919106     2551    47100 SH       SOLE                    31500             15600
PeopleSoft Inc                 COM              712713106      262    17125 SH       SOLE                                      17125
Pepsico                        COM              713448108     4763   119084 SH       SOLE                    75117             43967
Pfizer                         COM              717081103     9224   296028 SH       SOLE                   180306            115722
Procter & Gamble               COM              742718109     4747    53307 SH       SOLE                    33793             19514
Rita Medical Systems Inc       COM              76774E103      349    82219 SH       SOLE                    82219
Robert Mondavi Corporation     COM              609200100      802    40000 SH       SOLE                    40000
Safeway                        COM              786514208     4532   239425 SH       SOLE                   150400             89025
Shaman Pharmaceutical          COM              819319500        0   103323 SH       SOLE                   103323
Southwest Airlines             COM              844741108      178    12389 SH       SOLE                    11389              1000
Standard and Poor's Deposit Re COM              78462F103     1695    20000 SH       SOLE                     7500             12500
Standard and Poors Mid Cap Tru COM              595635103     5234    70117 SH       SOLE                    41633             28484
Sun Microsystems               COM              866810104       49    14908 SH       SOLE                    10108              4800
Sungard Data Systems           COM              867363103     4734   222268 SH       SOLE                   127168             95100
Swift Energy                   COM              870738101       92    10800 SH       SOLE                                      10800
Talbot's                       COM              874161102     3406   132309 SH       SOLE                    80767             51542
Target Corporation             COM              87612E106     4943   168936 SH       SOLE                   110867             58069
Texas Instruments              COM              882508104     1878   114737 SH       SOLE                     3428            111309
Tidewater Inc                  COM              886423102     4067   141625 SH       SOLE                    92050             49575
Torchmark Corporation          COM              891027104     4074   113792 SH       SOLE                    72333             41459
United Technologies            COM              913017109      267     4626 SH       SOLE                                       4626
Verizon Communications         COM              92343V104      263     7438 SH       SOLE                     1716              5722
Vitesse Semiconductor          COM              928497106       23    10627 SH       SOLE                    10627
Vitria Technology, Inc.        COM              92849Q104       44    64315 SH       SOLE                                      64315
Washington Mutual Saving Bank  COM              939322103     2537    71917 SH       SOLE                    46683             25234
Wells Fargo                    COM              949746101     4877   108397 SH       SOLE                    67613             40784
Wyeth                          COM              983024100     5056   133684 SH       SOLE                    83437             50247
Xilinx Incorporated            COM              983919101      654    27930 SH       SOLE                                      27930
eBay Inc                       COM              278642103      368     4313 SH       SOLE                     4313
Van Kamp CA Value Income Trust PRD              92112b206      250       10 SH       SOLE                       10
BP PLC                         FRGN             055622104     4841   125454 SH       SOLE                    79999             45455